Financial Statement Balances and Amounts of VIEs and Their Subsidiaries were Included in Consolidated Financial Statements After Elimination of Intercompany Balances and Transactions Among VIEs and Their Subsidiaries Within Group (Detail)
¥ in Thousands, $ in Thousands
		12 Months Ended
		Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2013 CNY (¥)
Inter-company liabilities
Total liabilities		$ 12,135,243				¥ 84,254,996		¥ 63,637,592
Assets
Cash and cash equivalents		1,569,705			¥ 13,852,725	10,898,463	$ 1,434,529	9,959,932	¥ 9,691,797
Short-term investments		11,370,166				78,943,065		57,969,242
Accounts receivable, net		591,866				4,109,324		3,926,986
Total current assets		14,368,267				99,758,880		78,233,663
Fixed assets, net		1,626,724				11,294,348		10,627,127
Long-term investments, net		6,580,781				45,690,363		37,958,591
Total non-current assets		11,844,809				82,238,511		69,619,645
Total		26,213,076				181,997,391		147,853,308
Third-party liabilities
Accounts payable and accrued liabilities		4,127,047				28,654,086		17,840,192
Customer advances and deposits		868,743				6,031,681		5,420,230
Total current liabilities		6,640,076				46,102,045		26,102,802
Non-current		5,495,167				38,152,951		37,534,790
Total liabilities		12,135,243				84,254,996		63,637,592
Total revenues		10,161,222	¥ 70,549,364	¥ 66,381,729	49,052,318
Net loss		1,670,115	11,595,613	32,432,246	12,253,234
Net cash provided by operating activities		3,205,861	22,258,297	19,771,122	17,937,175
Net cash used in investing activities		(5,172,225)	(35,910,759)	(31,621,128)	(22,467,774)
Net cash provided by financing activities		2,080,755	14,446,680	7,778,032	8,611,960
Variable Interest Entity, Primary Beneficiary
Assets
Cash and cash equivalents		444,654				3,087,230		4,723,964
Short-term investments		959,364				6,660,861		2,453,680
Accounts receivable, net		554,691				3,851,220		2,881,902
Others		467,687				3,247,152		3,413,409
Total current assets		2,426,396				16,846,463		13,472,955
Fixed assets, net		207,057				1,437,596		1,829,170
Long-term investments, net		664,821				4,615,850		2,802,774
Others		552,119				3,833,368		1,838,240
Total non-current assets		1,423,997				9,886,814		6,470,184
Total		3,850,393				26,733,277		19,943,139
Third-party liabilities
Total current liabilities		3,012,327				20,914,589		14,391,610
Non-current		159,566				1,107,864		2,718,124
Total revenues		3,543,541	24,602,805	20,668,198	13,166,712
Net loss		(66,774)	(463,610)	(4,398,409)	(352,125)
Net cash provided by operating activities		394,149	2,736,579	3,563,049	1,392,039
Net cash used in investing activities		(1,364,106)	(9,470,988)	(7,024,700)	(2,430,505)
Net cash provided by financing activities		734,218	¥ 5,097,675	¥ 5,935,317	¥ 1,778,444
Variable Interest Entity, Primary Beneficiary | Third-party Liabilities
Inter-company liabilities
Total liabilities		3,171,893				22,022,453		17,109,734
Third-party liabilities
Accounts payable and accrued liabilities		1,828,510				12,695,344		10,680,518
Customer advances and deposits		238,159				1,653,538		1,367,536
Others		945,658				6,565,707		2,343,556
Total current liabilities		3,012,327				20,914,589		14,391,610
Non-current		159,566				1,107,864		2,718,124
Total liabilities		3,171,893				22,022,453		17,109,734
Variable Interest Entity, Primary Beneficiary | Inter-company Liabilities
Inter-company liabilities
Inter-company payable to subsidiaries for technology consulting and service fees	[1]	301,890				2,096,020		2,702,300
Others	[1]	393,101				2,729,302		1,271,024
Total liabilities	[1]	694,991				4,825,322		3,973,324
Third-party liabilities
Total liabilities	[1]	$ 694,991				¥ 4,825,322		¥ 3,973,324

[1]	Inter-company liabilities represent payable balances of each VIE due to its Primary Beneficiary. Amounts payable to other non-VIE subsidiaries within the Group were included in third party liabilities.